Systematic Core Fund Expense Example - Systematic Core Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,040